Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 1,914,090	$ 1,062,290	$ 44,450	$ 3,020,830
COLD LAKE [Member]
Total	29,960	612,990	10,200	653,150
KEARL [Member]
Total	52,360	447,160	24,120	523,640
OTHER OIL SANDS [Member]
Total	1,826,620		8,100	1,834,720
CONVENTIONAL [Member]
Total		460	1,670	2,130
NORMAN WELLS [Member]
Total	$ 5,150	$ 1,680	10	6,840
HORN RIVER [Member]
Total			$ 350	$ 350